Employee Benefits - Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 6,867	₩ 5,949
Debt instruments	529,313	758,250
Deposits	2,155,063	1,813,863
Others	211,471	125,577
Fair value of plan assets	₩ 2,902,714	₩ 2,703,639